Dreyfus Institutional Reserves Treasury Prime Fund
Dreyfus Institutional Reserves Treasury Prime Fund
December 13, 2013 DREYFUS INSTITUTIONAL RESERVES FUNDS - Dreyfus Institutional Reserves Treasury Prime Fund Supplement to Prospectuses dated May 1, 2013
The following information will supersede and replace the second sentence in the sections entitled "Fund Summary - Dreyfus Institutional Reserves Treasury Prime Fund - Principal Investment Strategy" and "Fund Details - Goal and Approach - Dreyfus Institutional Reserves Treasury Prime Fund":
To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government, including those with floating or variable rates of interest.